Shareholder's Equity - Issued Share Capital, ATM Program, public equity offering and conversion of notes (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 15, 2022 CAD ($) shares	Nov. 15, 2022 USD ($) shares	Sep. 02, 2021 CAD ($) shares	Sep. 02, 2021 USD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Nov. 15, 2022 $ / shares	Sep. 02, 2021 $ / shares
Share based payments
Gross proceeds from issuance					$ 3,701,000	$ 666,000
ATM Program
Share based payments
Number of shares issued | shares	720,865	720,865	112,417	112,417
Price per share | $ / shares							$ 5.13	$ 6.10
Gross proceeds from issuance	$ 3,701,000		$ 686,000
Transaction costs associated with issuance	92,000		$ 21,000
Interest make-whole payments to Noteholders upon conversion		$ 485
Transaction costs incurred in relation to conversions	$ 0
ATM Program | 2026 Notes
Share based payments
Original amount of debt converted		$ 3,500
Number of shares issued upon conversion of debt | shares	789,103	789,103
Public equity offering
Share based payments
Number of shares issued | shares			2,119,444	2,119,444
Price per share | $ / shares								$ 4.50
Gross proceeds from issuance			$ 9,538,000
Transaction costs associated with issuance			$ 810,000
Original amount of debt converted				$ 5,500
Number of shares issued upon conversion of debt | shares			1,240,019	1,240,019
Interest make-whole payments to Noteholders upon conversion				$ 756
Transaction costs incurred in relation to conversions			$ 0